Subsequent Events - Additional Information (Details) $ in Thousands	Sep. 30, 2023 USD ($)	Apr. 30, 2023	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Subsequent Event | Alibaba Investment Limited | Supplemental Agreement
Subsequent Event [Line Items]
Aggregate principal amount of convertible loan | $			$ 500,000
Accrued interest | $	$ 500,000
Building No.8 office space in Shanghai, China.
Subsequent Event [Line Items]
Lesee Operating lease average lease payment per month | ¥					¥ 569,800
Building No.2 office space in Shanghai, China | Subsequent Event
Subsequent Event [Line Items]
Lessee, operating lease, term of contract		3 years
Lesee Operating lease average lease payment per month | ¥				¥ 186,300